Supplement to the
Fidelity® Series All-Sector Equity Fund
April 1, 2021
Prospectus

It is expected that Chip Perrone will retire effective on or about December 31, 2021. At that time he will no longer serve as a co-manager of the fund.

DLF-21-01 1.882075.118	December 2, 2021

Supplement to the
Fidelity® Series Stock Selector Large Cap Value Fund
April 1, 2021
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Matthew Friedman (lead portfolio manager) has managed the fund since December 2012.

John Mirshekari (co-manager) has managed the fund since December 2012.

Laurie Mundt (co-manager) has managed the fund since December 2012.

John Sheehy (co-manager) has managed the fund since June 2016.

Chip Perrone (co-manager) has managed the fund since December 2017.

Pierre Sorel (co-manager) has managed the fund since June 2018.

Jordan Michaels (co-manager) has managed the fund since December 2021.

It is expected that Mr. Perrone will retire effective on or about December 31, 2021. At that time, he will no longer serve as a co-manager for the fund.

The following information replaces biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Matthew Friedman is lead portfolio manager of the fund, which he has managed since December 2012. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Friedman has worked as a research analyst and portfolio manager.

John Mirshekari is co-manager of the fund, which he has managed since December 2012. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research analyst and portfolio manager.

Laurie Mundt is co-manager of the fund, which she has managed since December 2012. She also manages other funds. Since joining Fidelity Investments in 2008, Ms. Mundt has worked as a research analyst and portfolio manager.

Chip Perrone is co-manager of the fund, which he has managed since December 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Perrone has worked as a research analyst and portfolio manager.

John Sheehy is co-manager of the fund, which he has managed since June 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Sheehy has worked as an equity research analyst and portfolio manager.

Pierre Sorel is co-manager of the fund, which he has managed since June 2018. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager.

Jordan Michaels is co-manager of the fund, which he has managed since December 2021. Since joining Fidelity Investments in 2008, Mr. Michaels has worked as a research analyst and portfolio manager.

It is expected that Mr. Perrone will retire effective on or about December 31, 2021. At that time, he will no longer serve as a co-manager for the fund.

LDT-21-01 1.962372.106	December 2, 2021

Supplement to the
Fidelity® Stock Selector Large Cap Value Fund
Class A, Class M, Class C, Class I and Class Z
April 1, 2021
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Jordan Michaels (co-manager) has managed the fund since December 2021.

It is expected that Mr. Perrone will retire effective on or about December 31, 2021. At that time, he will no longer serve as a co-manager for the fund.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Jordan Michaels is co-manager of the fund, which he has managed since December 2021. Since joining Fidelity Investments in 2008, Mr. Michaels has worked as a research analyst and portfolio manager.

It is expected that Mr. Perrone will retire effective on or about December 31, 2021. At that time, he will no longer serve as a co-manager for the fund.

ALCV-21-02 1.847519.128	December 2, 2021

Supplement to the
Fidelity® Stock Selector Large Cap Value Fund
April 1, 2021
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Jordan Michaels (co-manager) has managed the fund since December 2021.

It is expected that Mr. Perrone will retire effective on or about December 31, 2021. At that time, he will no longer serve as a co-manager for the fund.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Jordan Michaels is co-manager of the fund, which he has managed since December 2021. Since joining Fidelity Investments in 2008, Mr. Michaels has worked as a research analyst and portfolio manager.

It is expected that Mr. Perrone will retire effective on or about December 31, 2021. At that time, he will no longer serve as a co-manager for the fund.

LCV-21-01 1.918632.110	December 2, 2021